Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Estimated useful life of intellectual property	3 years
Impairment of long-lived assets	$ 0	$ 0